ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 109,401	$ 127,634
Prepaid expenses and other current assets	10,740	29,140
Total current assets	131,490	166,365
Total assets	2,796,434	2,985,444
Current liabilities:
Accrued expenses and other current liabilities	$ 91,438	$ 118,117
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to affiliated companies	$ 66,946	$ 30,131
Total current liabilities	180,042	180,756
Total liabilities	2,223,056	2,338,925
Shareholders' equity:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive income	618	8,701
Accumulated losses	(1,954,174)	(1,895,409)
Total shareholders' equity	523,887	590,735
Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	77	77
Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	7	7
Parent Company [Member]
Current assets:
Cash and cash equivalents	27	28
Receivables from a subsidiary	10,680	8,536
Prepaid expenses and other current assets	24	23
Total current assets	10,731	8,587
Investments in subsidiaries	525,790	592,643
Total assets	536,521	601,230
Current liabilities:
Accrued expenses and other current liabilities	$ 429	$ 304
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to affiliated companies	$ 287	$ 338
Payables to subsidiaries	11,918	9,853
Total current liabilities	12,634	10,495
Total liabilities	12,634	10,495
Shareholders' equity:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive income	618	8,701
Accumulated losses	(1,954,174)	(1,895,409)
Total shareholders' equity	523,887	590,735
Total liabilities and shareholders' equity	536,521	601,230
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	77	77
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	$ 7	$ 7